Loans receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Provision for loan losses	$ 0	$ 0
Loans receivable, net	670
Consumer Loan [Member]
Personal loans	$ 670	$ 0